Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share
Note 22. Earnings Per Share

Diluted earnings per share is calculated similarly to basic earnings per share, except that the calculation includes the dilutive effect of the assumed exercise of options issuable under the Company’s stock incentive plans and the Company’s unvested restricted stock awards.

Basic net (loss) income per share is computed using the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted-average number of common shares and the weighted average effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options and restricted stock awards and the dilutive effect of such awards is reflected in diluted earnings per share by application of the treasury stock method.

The following tables set forth the computation of basic and diluted net income per share of Class A and Class B common stock:

	Years Ended December 31,
(In thousands, except share and per share amounts)	2019	2018
Basic net (loss) income per common share calculation:
Net (loss) income form continuing operations attributable to SDI	$(2,311)	$5,576
Loss from discontinued operations	(8,312)	(3,195)
Net (loss) income attributable to SDI	(10,623)	2,381

Weighted average Class A common shares outstanding – basic	9,048,439	8,767,400
Weighted average Class B common shares outstanding – basic	7,749,627	7,930,142
Weighted average common shares outstanding – basic	16,798,066	16,697,542
Net (loss) income from continuing operations attributable to SDI per share of common stock – basic	(0.14)	0.33
Loss from discontinued operations attributable to SDI per share of common stock – basic	(0.49)	(0.19)
Net (loss) income attributable to SDI per share of common stock – basic	$(0.63)	$0.14

	Years Ended December 31,
(In thousands, except share and per share amounts)	2019	2018
Diluted net (loss) income attributable to SDI per common share calculation:
Net (loss) income from continuing operations attributable to SDI	$(2,311)	$5,576
Loss from discontinued operations	(8,312)	(3,195)
Impact of subsidiary dilutive securities (1)	(138)	(206)
Net (loss) income attributable to SDI - diluted	(10,761)	2,175

Weighted average Class A common shares outstanding – basic	9,048,439	8,767,400
Weighted average Class B common shares outstanding – basic	7,749,627	7,930,142
Dilutive impact of stock options and restricted stock awards	-	50,043
Weighted average common shares outstanding – diluted	16,798,066	16,747,585
Net (loss) income from continuing operations attributable to SDI per share of common stock – diluted	(0.15)	0.32
Loss from discontinued operations attributable to SDI per share of common stock – diluted	(0.49)	(0.19)
Net (loss) income attributable to SDI per share of common stock – diluted	$(0.64)	$0.13

(1)
The Company records an adjustment to net (loss) income in the relevant period for the dilutive impact of subsidiary stock-based awards on the Company’s reported net (loss) income for purposes of calculating net (loss) income per share.

For the years ended December 31, 2019 and 2018, 2,463 of stock options have been excluded from the computation of diluted weighted average shares outstanding, as they are anti-dilutive.